Summary of Significant Accounting Policies - Income Taxes, Sales Taxes, and New Accounting Policies (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Undistributed earnings on foreign subsidiaries	CAD 561	CAD 525
Hydroelectric Power Generation | BECOL
Variable Interest Entity [Line Items]
Long-term contract for electric power, term	50 years